Income Tax Provision (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of federal statutory and effective income tax rate
Federal statutory income tax rate	34.00%	34.00%
Change in valuation allowance on net operating loss carry-forwards	(34.00%)	(34.00%)
Effective income tax rate	0.00%	0.00%